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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [X]; Amendment Number: 1

        This Amendment (Check only one.): [X] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Account Management, LLC
Address: 17 Arlington Street
         Boston, MA 02116

Form 13F File Number: 28-01363

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Peter de Roetth
Title: Principal
Phone: 617-236-4200

Signature, Place, and Date of Signing:

 Peter de Roetth (signature on file)         Boston, Massachusetts      3/13/06
-------------------------------------       -----------------------     -------
            [Signature]

~After review, an error was found in reporting of QuickLogic Corporation. The amount of shares and market value were incorrect and did not include all holdings. We have corrected and filed an amendment attached.~

Report Type (check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

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3/13/2006

                                                                                                              (SEC USE ONLY)

Page 1 of 3                     FORM 13 F                           Name of Reporting Manager Account Management, LLC

                                                                                                                  Item 8:
                                                                               Item 6:                       Voting Authority
                                                                        Investment Discretion                    (Shares)
                                                                    -----------------------------          ---------------------
                                                Item 4:    Item 5:                (b)             Item 7:
                            Item 2:   Item 3:    Fair     Shares or             Shared-     (c)   Managers
Item 1:                     Title of   CUSIP    Market    Principal   (a)     As Defined  Shared-   See      (a)      (b)   (c)
Name of Issuer               Class    Number     Value     Amount     Sole    in Instr. V  Other  Instr. V   Sole    Shared None
--------------              -------- --------- ---------- --------- --------- ----------- ------- -------- --------- ------ ----
Maxim Integrated Products..  Common
                             Stock   57772K101 25,613,562   706,776   706,776                                706,776

Corporate Executive Board..  Common
                             Stock   21988R102 19,294,470   215,100   215,100                                215,100

IDT Corporation Class B....  Common
                             Stock   448947309  5,570,370   476,100   476,100                                476,100

Supertex Inc...............  Common
                             Stock   868532102  1,902,750    43,000    43,000                                 43,000

Costar Group...............  Common
                             Stock   22160N109  8,072,790   187,000   187,000                                187,000

Credit Acceptance            Common
 Corporation...............  Stock   225310101 16,905,000 1,050,000 1,050,000                              1,050,000

Net2Phone, Inc.............  Common
                             Stock   64108N106  1,261,128   618,200   618,200                                618,200

Placer Dome Inc............  Common
                             Stock   725906101    951,595    41,500    41,500                                 41,500

Newmont Mining Corporation.  Common
                             Stock   651639106    841,050    15,750    15,750                                 15,750

Ritchie Bros. Auction......  Common
                             Stock   767744105  9,400,625   222,500   222,500                                222,500

  COLUMN TOTALS............                    89,813,340 3,575,926
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3/13/2006

                                                                                                           (SEC USE ONLY)

Page 2 of 3                     FORM 13 F                           Name of Reporting Manager Account Management, LLC

                                                                                                               Item 8:
                                                                              Item 6:                     Voting Authority
                                                                       Investment Discretion                  (Shares)
                                                                    ---------------------------          -------------------
                                                Item 4:    Item 5:              (b)             Item 7:
                            Item 2:   Item 3:    Fair     Shares or           Shared-     (c)   Managers
Item 1:                     Title of   CUSIP    Market    Principal  (a)    As Defined  Shared-   See     (a)     (b)   (c)
Name of Issuer               Class    Number     Value     Amount    Sole   in Instr. V  Other  Instr. V  Sole   Shared None
--------------              -------- --------- ---------- --------- ------- ----------- ------- -------- ------- ------ ----
Suncor Energy Inc..........  Common
                             Stock   867229106    946,950    15,000  15,000                               15,000

Peabody Energy Corporation.  Common
                             Stock   704549104    247,260     3,000   3,000                                3,000

AcuSphere Inc..............  Common
                             Stock   00511R870    288,894    54,100  54,100                               54,100

Central Fund Of Canada Ltd.  Common
                             Stock   153501101    258,780    38,000  38,000                               38,000

National Oilwell Varco.....  Common
                             Stock   637071101    361,027     5,758   5,758                                5,758

JetBlue Airways Corporation  Common
                             Stock   477143101  2,018,625   131,250 131,250                              131,250

Shamir Optical Industry      Common
 Ltd.......................  Stock   M83683108  1,500,470   132,200 132,200                              132,200

QuickLogic Corporation.....  Common
                             Stock   74837P108  3,333,800   844,000 844,000                              844,000

Microsoft Corporation......  Common
                             Stock   594918104  1,464,400    56,000  56,000                               56,000

Vodafone Group Plc.........  Common
                             Stock   92857W100    429,400    20,000  20,000                               20,000

  COLUMN TOTALS............                    10,849,606 1,299,308
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3/13/2006

                                                                                                          (SEC USE ONLY)

Page 3 of 3                     FORM 13 F                          Name of Reporting Manager Account Management, LLC

                                                                                                              Item 8:
                                                                             Item 6:                     Voting Authority
                                                                      Investment Discretion                  (Shares)
                                                                   ---------------------------          -------------------
                                                Item 4:   Item 5:              (b)             Item 7:
                            Item 2:   Item 3:    Fair    Shares or           Shared-     (c)   Managers
Item 1:                     Title of   CUSIP    Market   Principal  (a)    As Defined  Shared-   See     (a)     (b)   (c)
Name of Issuer               Class    Number     Value    Amount    Sole   in Instr. V  Other  Instr. V  Sole   Shared None
--------------              -------- --------- --------- --------- ------- ----------- ------- -------- ------- ------ ----
Berkshire Hathaway Hld B...  Common
                             Stock   084670207 1,599,848      545      545                                  545

Heartland Payment Sys Inc..  Common
                             Stock   42235N108   346,560   16,000   16,000                               16,000

LifeCell Corporation.......  Common
                             Stock   531927101   571,200   30,000   30,000                               30,000

Neustar, Inc. Cl A.........  Common
                             Stock   64126X201 4,802,175  157,500  157,500                              157,500

                             Common
                             Stock                                       0                                    0

                             Common
                             Stock                                       0                                    0

                             Common
                             Stock                                       0                                    0

                             Common
                             Stock                                       0                                    0

                             Common
                             Stock                                       0                                    0

                             Common
                             Stock                                       0                                    0

                                               7,319,783  204,045
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